Property and Equipment	12 Months Ended
Jun. 30, 2014
Property and Equipment

4. Property and Equipment

Property and equipment consist of the following:

		Accumulated	Net Book	Useful Life
June 30, 2014	Cost	Depreciation	Value	in years
Land	$6,076	$—	$6,076
Buildings	5,065	(882)	4,183	40
Transportation equipment	418,944	(210,992)	207,952	7 to 11
Leasehold improvements	6,510	(2,693)	3,817	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	20,218	(10,894)	9,324	3 to 5

	$456,813	$(225,461)	$231,352

		Accumulated	Net Book	Useful Life
June 30, 2013	Cost	Depreciation	Value	in years
Land	$5,214	$—	$5,214
Buildings	5,046	(713)	4,333	40
Transportation equipment	379,602	(180,546)	199,056	7 to 11
Leasehold improvements	5,474	(1,905)	3,569	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	15,801	(10,174)	5,627	3 to 5

	$411,137	$(193,338)	$217,799